Risk Administration (Tables)	12 Months Ended
Dec. 31, 2024
Risk Administration
Schedule of non-discounted contractual cash flows

As of December 31, 2024	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities (no derivatives)
Bank borrowings	207,904,935	27,660,050	22,865,553	80,529,312	104,271,082	4,918,795	240,244,792
Bond payable	1,157,437,074	15,010,590	103,735,572	106,227,041	62,491,195	1,177,559,067	1,465,023,465
Lease liabilities	49,233,868	3,217,880	7,862,529	13,956,205	8,530,907	26,162,114	59,729,635
Deposits for return of bottles and containers	11,772,459	-	11,772,459	-	-	-	11,772,459
Sub-Total	1,426,348,336	45,888,520	146,236,113	200,712,558	175,293,184	1,208,639,976	1,776,770,351
Derivatives
Derivatives not designated as hedges	652,079	652,079	-	-	-	-	652,079
Derivatives designated as hedges	12,667,177	1,359,777	2,833,330	5,526,492	5,541,056	-	15,260,655
Sub-Total	13,319,256	2,011,856	2,833,330	5,526,492	5,541,056	-	15,912,734
Total	1,439,667,592	47,900,376	149,069,443	206,239,050	180,834,240	1,208,639,976	1,792,683,085

(*)	See current and non-current book value in Note 7 - Financial Instruments.

As of December 31, 2023	Book value (*)	Contractual flows maturities
		0 to 3 months	3 months to 1 year	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Others financial liabilities (no derivatives)
Bank borrowings	198,569,040	18,446,613	15,884,136	39,244,074	168,351,944	6,773,214	248,699,981
Bond payable	1,089,489,347	13,599,586	43,987,484	168,542,146	70,621,982	1,105,895,648	1,402,646,846
Lease liabilities	41,204,099	2,417,780	6,258,386	12,657,830	6,149,772	26,518,546	54,002,314
Deposits for return of bottles and containers	11,774,922	-	11,774,922	-	-	-	11,774,922
Put option liability (1)	28,554,669	28,636,699	-	-	-	-	28,636,699
Sub-Total	1,369,592,077	63,100,678	77,904,928	220,444,050	245,123,698	1,139,187,408	1,745,760,762
Derivatives
Derivatives not designated as hedges	468,541	468,541	-	-	-	-	468,541
Derivatives designated as hedges	12,541,188	1,428,407	1,869,494	5,742,758	5,757,322	-	14,797,981
Sub-Total	13,009,729	1,896,948	1,869,494	5,742,758	5,757,322	-	15,266,522
Total	1,382,601,806	64,997,626	79,774,422	226,186,808	250,881,020	1,139,187,408	1,761,027,284

(*)	See current and non-current book value in Note 7 - Financial Instruments.
(1)	See Note 1 - General Information, letter C), number (4).